15 INCOME TAXES: Schedule of Reconciliation of income tax rate (Details) - USD ($)	144 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Net loss before income taxes	$ (4,400,387)	$ (8,510,866)	$ (3,118,001)
Expected income tax recovery at statutory rates	(1,144,101)	(2,212,825)	(826,275)
Difference in foreign tax rates	118,040	(160,578)	(151,180)
Tax rate changes and adjustments	1,414,049	(32,871)	108,820
Prior year true-ups	(322,023)	0	0
Share based compensation and non- deductible expenses	212,376	461,925	(221,530)
Foreign exchange rate translation adjustments	(175,106)	0	0
Utilization of losses not previously recognized	(123,309)	(13,261)	0
Change in tax benefits not recognized	63,558	2,019,466	1,090,165
Income tax expense	$ 43,484	$ 61,856	$ 0